Right-of-Use Assets - Summary of Right-of-Use Assets (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance July 1	$ 669,358
Depreciation (Note 6)	(170,900)	$ (193,358)	$ (762,813)
Closing balance June 30	498,458	669,358
Right-of-use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance July 1	669,358	862,716
Addition of new property being rented		0
Depreciation (Note 6)	(170,900)	(193,358)
Closing balance June 30	498,458	669,358	$ 862,716
Right-of-use Assets | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance July 1	854,500
Closing balance June 30	854,500	854,500
Right-of-use Assets | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance July 1	(185,142)
Closing balance June 30	$ (356,042)	$ (185,142)